QUAKER® INVESTMENT TRUST	Supplement dated July 2, 2008

To the Prospectus Dated June 17, 2008 for the
QUAKER CAPITAL OPPORTUNITIES FUND INSTITUTIONAL CLASS

and

To the Prospectus Dated October 29, 2007 for the
QUAKER STRATEGIC GROWTH FUND
QUAKER CAPITAL OPPORTUNITIES FUND
QUAKER BIOTECH PHARMA-HEALTHCARE FUND
QUAKER MID-CAP VALUE FUND
QUAKER SMALL-CAP VALUE FUND
(Collectively with the Quaker Capital Opportunities Institutional Class Fund, the “Funds”)

and

The Funds’ Statement of Additional Information Dated October 29, 2007 (as Amended June 17, 2008)

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectuses and Statement of Additional Information. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectuses and Statement of Additional Information.

Effective June 27, 2008, J. Michael Barron has resigned as a portfolio manager of the Quaker Capital Opportunities Fund. All references to Mr. Barron in the Prospectuses and the Funds’ Statement of Additional Information are hereby deleted.

QKPSCOP 0720008